MASSMUTUAL PREMIER FUNDS
MassMutual Premier U.S. Government Money Market Fund
MassMutual Premier Short-Duration Bond Fund
MassMutual Premier Inflation-Protected and Income Fund
MassMutual Premier Core Bond Fund
MassMutual Premier Diversified Bond Fund
MassMutual Premier High Yield Fund
MassMutual Premier Balanced Fund
MassMutual Premier Disciplined Value Fund
MassMutual Premier Main Street Fund
MassMutual Premier Disciplined Growth Fund
MassMutual Premier Small Cap Opportunities Fund
MassMutual Premier Global Fund
MassMutual Premier International Equity Fund
MassMutual Premier Strategic Emerging Markets Fund
Supplement dated February 22, 2021 to the
Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
Effective February 12, 2021, the information related to Raymond Anello, CFA for the MassMutual Premier Small Cap Opportunities Fund found under the heading Portfolio Manager(s) in the section titled Management on page 68 is hereby removed.
The following information replaces the paragraph titled Interest Rate Risk on page 95 of the Prospectus:
Interest Rate Risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. The values of debt instruments generally increase in response to declines in interest rates and decrease in response to rises in interest rates. Interest rate risk is generally greater for investments with longer durations or maturities. Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, a Fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.
Effective February 12, 2021, the information related to Raymond Anello, CFA under Invesco Advisers, Inc. (“Invesco”) found on page 109 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds is hereby removed.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3000M-21-01

MASSMUTUAL PREMIER FUNDS
MassMutual Premier Small Cap Opportunities Fund
(the “Fund”)
Supplement dated February 22, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective February 12, 2021, the information related to Raymond Anello, CFA for the Fund found under the heading Portfolio Manager(s) in the section titled Management is hereby removed.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SCO-21-01

MASSMUTUAL PREMIER FUNDS
MassMutual Premier Small Cap Opportunities Fund
Supplement dated February 22, 2021 to the
Statement of Additional Information dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.
Effective February 12, 2021, the information related to Raymond Anello, CFA of Invesco Advisers, Inc. found on pages B-151 to B-152 in the section titled Appendix C–Additional Portfolio Manager Information is hereby removed.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3000M-21-01